Consolidated Statements of Financial Position (Unaudited) $ in Thousands, $ in Thousands	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and cash equivalents	$ 202,642	$ 46,150
Short-term deposits		81,690
Amounts receivable and prepaid expenses	10,196	8,220
Investment in marketable securities	3,577	3,696
Convertible notes receivable	594	631
Total current assets	217,009	140,387
Non-current assets
Investment in associate	1,289	1,389
Long-term receivables and other assets	95,353	51,703
Mineral interests, property and equipment	997,970	881,497
Reclamation deposits	21,183	20,643
Total non-current assets	1,115,795	955,232
Total assets	1,332,804	1,095,619
Current liabilities
Accounts payable and accrued liabilities	62,040	42,956
Flow-through share premium	2,666	4,183
Lease obligations	750	511
Provision for reclamation liabilities	4,343	4,343
Total current liabilities	69,799	51,993
Non-current liabilities
Secured notes	456,325	263,541
Deferred income tax liabilities	31,068	31,934
Lease obligations	1,098	1,115
Provision for reclamation liabilities	5,757	6,503
Total non-current liabilities	494,248	303,093
Total liabilities	564,047	355,086
Shareholders’ equity	768,757	740,533
Total liabilities and shareholders’ equity	$ 1,332,804	$ 1,095,619